Note 2 - Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]

NOTE 2: GOING CONCERN

As of March 31, 2025, the Company had an accumulated deficit of $104,424 and negative cash flow from operating activities for the three months ended March 31, 2025, of $2,511. Further, the Company has recurring losses with minimal revenue from operations and expects to continue generating losses and using cash for operations. On April 30, 2025, the Company paid $3,000 of cash for the acquisition of Evoke Neuroscience, Inc. ("Evoke") (Note 16). While the Company is attempting to raise funds for commercialization, its monthly cash requirements during the three months ended March 31, 2025, have been met through the sales of common stock and warrant exercises. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

Management of the Company has a reasonable expectation that the Company can continue raising additional capital to continue in operational existence for the foreseeable future. Ability to raise additional funds will depend on, among other factors, financial, economic and market conditions, many of which are outside of our control and there can be no assurance that the Company will be able to obtain additional funding on satisfactory terms or at all.

NOTE 2: GOING CONCERN

As of December 31, 2024, the Company had an accumulated deficit of $87,084 and negative cash flow from operating activities for the year ended December 31, 2024 of $6,155. Further, the Company has recurring losses with minimal revenue from operations and expects to continue generating losses and using cash for operations. While the Company is attempting to raise funds for commercialization, its monthly cash requirements during the year ended December 31, 2024 have been met through the sales of common stock and convertible notes. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Therefore, the Company may be unable to realize its assets and discharge its liabilities in normal course of business.

Management of the Company has a reasonable expectation that the Company can continue raising additional capital to continue in operational existence for the foreseeable future. Ability to raise additional funds will depend on, among other factors, financial, economic and market conditions, many of which are outside of our control and there can be no assurance that we will be able to obtain additional funding on satisfactory terms or at all.